Share Based Payment (Tables)	6 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized

The fair value of the options granted is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefit expense, with a corresponding increase in equity.

Factor	Group 1	Group 2	Group 3
Fair value of shares (range)	$1.00	$1.00	$1.63 - 3.21
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date (range)	$9.11	$7.25	$1.02 – 2.65

Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers

The following table shows the amount and exercise price and the movements of the stock options of executives and managers of the Group for the period ended December 31, 2024.

December 31, 2024
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price

At the beginning	325,826	$1.52	206,598	$8.00	833,333	$4.25
Granted during the period	-	-	-	-	-	$-
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	833,333	$4.25